FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 9,041	$ 6,447
Prepayments	950	314
Financial assets pledged as collateral for liabilities or contingent liabilities	3,509
Provisions and decommissioning liabilities	4,044	1,713
Disclosure of financial liabilities [line items]
Financial liabilities	15,904	7,190
(Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	311	159
(Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	48	0
Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	15,545	7,031
FVTPL
Disclosure of financial assets [line items]
Financial assets	480	166
Available for sale securities
Disclosure of financial assets [line items]
Financial assets	376	429
Loans and Receivables/ Other Liabilities
Disclosure of financial assets [line items]
Financial assets	8,185	5,852
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	5,038	3,925
Accounts payable and other | (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	311	159
Accounts payable and other | (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	48	0
Accounts payable and other | Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	4,679	3,766
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	10,866	3,265
Borrowings (current and non-current) | (Fair Value)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | (Fair Value through OCI)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Other Liabilities (Amortized Cost)
Disclosure of financial liabilities [line items]
Financial liabilities	10,866	3,265
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,949	1,106
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Available for sale securities
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Loans and Receivables/ Other Liabilities
Disclosure of financial assets [line items]
Financial assets	1,949	1,106
Accounts receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	5,160	4,362
Accounts receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	67	50
Accounts receivable, net (current and non-current) | Available for sale securities
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable, net (current and non-current) | Loans and Receivables/ Other Liabilities
Disclosure of financial assets [line items]
Financial assets	5,093	4,312
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	563	195
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Available for sale securities
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Loans and Receivables/ Other Liabilities
Disclosure of financial assets [line items]
Financial assets	563	195
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,369	784
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	413	116
Financial assets (current and non-current) | Available for sale securities
Disclosure of financial assets [line items]
Financial assets	376	429
Financial assets (current and non-current) | Loans and Receivables/ Other Liabilities
Disclosure of financial assets [line items]
Financial assets	$ 580	$ 239